Fair Value Measurements - Schedule of Key Inputs into the Monte Carlo Simulation Model for the Private Placemnets Warrnts And Public Warrants at Initial Measurement (Detail) - USD ($)		9 Months Ended
	Nov. 24, 2020	Mar. 31, 2021
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value of Units		$ 27,563,109
Balck Scholes Model [Member] | Private Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	0.60%	0.95%
Expected term (years)	5 years 9 months	5 years 1 month 17 days
Expected volatility	19.00%	40.20%
Exercise price	$ 11.50	$ 11.50
Fair value of Units	$ 9.65	$ 11.12
Expected probability to consummate a business combination	88.30%	88.30%